Long-Term Investments - Equity investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 ST-Ericsson AT SA [Member]	Dec. 31, 2011 ST-Ericsson AT SA [Member]	Feb. 03, 2009 ST-Ericsson AT SA [Member]	Dec. 31, 2012 3Sun S.r.l. [Member]	Dec. 31, 2011 3Sun S.r.l. [Member]	Dec. 31, 2012 MicroOLED SAS [Member]	Sep. 30, 2012 MicroOLED SAS [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments, Ownership percentage			49.00%	49.00%		33.30%	33.30%	39.60%
Equity investments, Carrying value	$ 106	$ 94	$ 9	$ 16	$ 99	$ 91	$ 78	$ 6	$ 7